Organization and description of business - Acquisition of Honesty Group Holdings Limited (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Mar. 12, 2010	Mar. 11, 2010
Organization and description of business
Ordinary shares, shares issued	101,597,998	101,597,998	4,023,689	5,299,126
Ordinary shares, shares outstanding	101,597,998	101,597,998	4,023,689	5,299,126